Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 4,362	$ 3,789
Less: accumulated depreciation and amortization		(3,226)	(2,877)
Net property and equipment	$ 1,154	1,136	912
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		1,516	1,007
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		439	438
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		680	673
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		1,700	1,644
Other Depreciable Assets [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 27	$ 27